Fair Value and Fair Value Hierarchy of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Fair Value Of Financial Instruments [Abstract]
Summary of Fair Value Measurement Hierarchy of Financial Instruments

The following table illustrates the fair value measurement hierarchy of the Group’s financial instruments:

As at June 30, 2021 (Unaudited)
	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$’000	US$’000	US$’000	US$’000
Warrant liability:	—	83,300	—	83,300
	—	83,300	—	83,300

Summary of Fair Value Valuation of Warrant Liability

The following table lists the inputs to the binominal model used for the fair value valuation of warrant liability:

June 30, 2021
(Unaudited)
Underlying stock price	US$20.53
Volatility	75.6%
Risk free rate	0.25%
Dividend	0%